Other Non-Current Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Other Long-Term Liabilities [Line Items]
Pension obligations	$ (23,054)	$ (24,269)
Day 1 gain deferred revenue	(22,340)	(31,720)
Deferred commissioning period revenue	(7,315)	(10,396)
Non-current portion of operating lease liabilities	(6,079)	(3,587)
Non current contract liabilities	(7,315)	(54,018)
Other payables	(6,874)	(6,834)
Other non-current liabilities	(65,662)	(120,428)
Asset retirement obligation	5,900	5,700
Assets under development, removal cost capitalized	4,700	4,700
Underutilization Liability
Other Long-Term Liabilities [Line Items]
Non current contract liabilities	0	(35,806)
Oil
Other Long-Term Liabilities [Line Items]
Non current contract liabilities	(17,200)	(24,500)
Gas
Other Long-Term Liabilities [Line Items]
Non current contract liabilities	(5,100)	(7,200)
Golar Arctic
Other Long-Term Liabilities [Line Items]
Non current contract liabilities	$ 0	$ (7,816)